Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,143,000
Previously Paid Amount	0.00
Total Fee Amount	1,093.59
Total Offset Amount	0.00
Net Fee	1,093.59
Narrative - Max Aggregate Offering Price	$ 7,143,000
Final Prospectus	true